5. Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Related Party Transactions [Abstract]
Related Party Transactions

Note 5 – Related Party Transactions

Revenue generated from Vitashower Corp., a company owned by the CEO, amounted to $10,575 and $6,571 for the sixed months ended June 30, 2018 and 2017, respectively, $7,375 and $3,008 for the three months ended June 30, 2018 and 2017, respectively. Account receivable balance due from Vitashower Corp. amounted to $19,200 and $564 as of June 30, 2018 and December 31, 2017, respectively.

On May 30, 2018, the CEO and majority shareholder of the Company lent the Company $50,000 for operation use. The loan had no interest and is due upon demand. The loan was repaid on July 12, 2018.

Compensation for services provided by the President and Chief Executive Officer for the six months ended June 30, 2018 and 2017 amounted to $30,000 and $30,000, respectively and three months ended June 30, 2018 and 2017 amounted to $30,000 and $30,000, respectively.

Revenue generated from Vitashower Corp., a company owned by the CEO, amounted to $6,571 and $5,759 for the years ended December 31, 2017 and 2016.

Compensation for services provided by the President and Chief Executive Officer for the years ended December 31, 2017 and 2016 amounted to $120,000 and $121,385, respectively.